Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 585,676	$ 35,696	$ 222,410
Inventory	958,575	958,575	986,674
Deposits and other assets	87,134	92,829	94,220
Prepaid expenses	17,754	19,862	14,380
Total current assets	1,649,139	1,106,962	1,317,684
PROPERTY AND EQUIPMENT, net	17,272	20,611	26,041
INTANGIBLE ASSETS, net	423,642	419,518	424,757
TOTAL ASSETS	2,090,053	1,547,091	1,768,482
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	$ 3,490,267	$ 3,555,961	3,774,580
Notes payable, current portion, net of discount of $0, $0 and $4,592 as of June 30, 2015, December 31, 2014 and 2013, respectively			9,039,444
Accounts payable	$ 643,340	$ 641,991	682,319
Accrued interest		0	657,092
Fees payable to directors	$ 418,546	418,546	468,546
Employee settlement	$ 50,000	50,000	50,000
Patent license payable, current		10,000	10,000
Other current liabilities		85,004	12,613
Total current liabilities	$ 4,602,153	$ 4,761,502	14,694,594
NON-CURRENT LIABILITIES
Patent license payable, less current portion			10,000
Total non-current liabilities		$ 0	$ 10,000
COMMITMENTS AND CONTINGENCIES
Total liabilities	$ 4,602,153	$ 4,761,502	$ 14,704,594
STOCKHOLDERS' DEFICIT
Preferred stock
Common stock - $0.001 par value; 400,000,000 shares authorized, 67,747,771, 63,635,930 and 33,229,093 shares issued and outstanding as of June 30, 2015, December 30, 2014 and December 31, 2013, respectively	$ 67,748	$ 63,886	$ 33,229	[1]
Additional paid in capital	$ 49,012,854	46,908,249	$ 19,867,961	[1]
Deferred compensation		(294,264)
Accumulated deficit	$ (51,592,702)	(49,892,282)	$ (32,897,657)
Total stockholders' deficit	(2,512,100)	(3,214,411)	(12,936,112)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,090,053	$ 1,547,091	1,768,482
Preferred Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			40,118
Preferred Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			$ 20,237

[1]	*December 31, 2013 retroactively adjusted to reflect effects of the reverse acquisition transaction.